Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 8.7%
Entertainment 1.2%
Electronic Arts, Inc.	348,817	44,128,838
Interactive Media & Services 5.7%
Alphabet, Inc., Class C(a)	74,225	207,309,683
Media 1.8%
Comcast Corp., Class A	1,444,005	67,608,314
Total Communication Services		319,046,835
Consumer Discretionary 11.8%
Automobiles 1.6%
General Motors Co.(a)	885,784	38,744,192
Tesla Motors, Inc.(a)	17,325	18,669,420
Total		57,413,612
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.(a)	281,085	42,651,838
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	54,866	178,860,417
Multiline Retail 1.3%
Target Corp.	230,120	48,836,066
Specialty Retail 2.9%
Home Depot, Inc. (The)	218,602	65,434,137
TJX Companies, Inc. (The)	650,816	39,426,433
Total		104,860,570
Total Consumer Discretionary		432,622,503
Consumer Staples 5.2%
Food & Staples Retailing 1.4%
Walgreens Boots Alliance, Inc.	1,138,252	50,959,542
Food Products 1.5%
Hershey Co. (The)	255,497	55,348,315
Household Products 2.3%
Procter & Gamble Co. (The)	551,223	84,226,874
Total Consumer Staples		190,534,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
ConocoPhillips Co.	541,272	54,127,200
Valero Energy Corp.	457,964	46,501,665
Total		100,628,865
Total Energy		100,628,865
Financials 10.8%
Banks 2.9%
Bank of America Corp.	1,902,322	78,413,713
Popular, Inc.	316,570	25,876,432
Total		104,290,145
Capital Markets 6.2%
Charles Schwab Corp. (The)	555,749	46,855,198
Morgan Stanley	706,191	61,721,093
S&P Global, Inc.	149,818	61,452,347
State Street Corp.	651,863	56,790,305
Total		226,818,943
Insurance 1.7%
MetLife, Inc.	892,253	62,707,541
Total Financials		393,816,629
Health Care 15.2%
Biotechnology 3.1%
AbbVie, Inc.	412,488	66,868,430
BioMarin Pharmaceutical, Inc.(a)	224,301	17,293,607
Vertex Pharmaceuticals, Inc.(a)	107,976	28,178,497
Total		112,340,534
Health Care Equipment & Supplies 1.4%
Stryker Corp.	186,265	49,797,948
Health Care Providers & Services 3.6%
Anthem, Inc.	98,266	48,270,224
UnitedHealth Group, Inc.	163,935	83,601,932
Total		131,872,156
Life Sciences Tools & Services 2.9%
Danaher Corp.	198,690	58,281,738
IQVIA Holdings, Inc.(a)	209,992	48,552,250
Total		106,833,988
Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.2%
Eli Lilly & Co.	234,558	67,170,374
Johnson & Johnson	494,504	87,640,944
Total		154,811,318
Total Health Care		555,655,944
Industrials 9.9%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	532,697	52,774,292
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	245,328	52,613,043
Building Products 1.1%
Trane Technologies PLC	257,358	39,298,567
Commercial Services & Supplies 1.2%
Cintas Corp.	104,442	44,428,582
Construction & Engineering 0.8%
MasTec, Inc.(a)	334,450	29,130,595
Electrical Equipment 1.2%
AMETEK, Inc.	327,039	43,555,054
Machinery 1.0%
Parker-Hannifin Corp.	134,436	38,147,559
Road & Rail 1.7%
Union Pacific Corp.	222,437	60,772,013
Total Industrials		360,719,705
Information Technology 30.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,179,119	65,747,675
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	304,646	39,902,533
IT Services 2.0%
MasterCard, Inc., Class A	202,742	72,455,936
Semiconductors & Semiconductor Equipment 7.0%
Applied Materials, Inc.	379,929	50,074,642
Broadcom, Inc.	108,097	68,066,519
NVIDIA Corp.	321,428	87,704,844
QUALCOMM, Inc.	329,586	50,367,333
Total		256,213,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 12.7%
Adobe, Inc.(a)	128,833	58,698,891
Intuit, Inc.	105,001	50,488,681
Microsoft Corp.	856,608	264,100,813
Palo Alto Networks, Inc.(a)	71,102	44,261,706
ServiceNow, Inc.(a)	87,873	48,935,595
Total		466,485,686
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	1,148,952	200,618,509
Total Information Technology		1,101,423,677
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Extra Space Storage, Inc.	200,170	41,154,952
Invitation Homes, Inc.	963,142	38,699,046
Total		79,853,998
Total Real Estate		79,853,998
Utilities 3.0%
Multi-Utilities 3.0%
Ameren Corp.	562,865	52,774,222
DTE Energy Co.	424,748	56,155,933
Total		108,930,155
Total Utilities		108,930,155
Total Common Stocks (Cost $2,826,961,728)		3,643,233,042

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	18,593,751	18,586,314
Total Money Market Funds (Cost $18,586,307)		18,586,314
Total Investments in Securities (Cost: $2,845,548,035)		3,661,819,356
Other Assets & Liabilities, Net		(7,929,124)
Net Assets		3,653,890,232

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	5,247,185	151,271,029	(137,931,888)	(12)	18,586,314	(2,614)	5,392	18,593,751
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7065_12_A01_(05/22)